New England Equity Income Fund
        Portfolio Composition as of December 31, 1995


Common Stocks - 99.7% of Total Net Assets

Shares    Description                  Value (a)
--------- ------------------------     ---------
          Automobiles & Related-6.0%
  1,100   Chrysler Corp.                  $60,913
  1,200   General Motors Corp.             63,450
                                           ------
                                          124,363
                                           ------
          Banks-Money Center-5.5%
  1,200   Bank of New York, Inc.           58,500
  1,500   MBNA Corp.                       55,312
                                          -------
                                          113,812
                                          -------
          Chemical-5.6%
   800    E.I duPont de Nemours & Co.      55,900
  1,300   PPG Industries, Inc.             59,475
                                           ------
                                          115,375
                                           ------
          Computers & Business
          Equipment-2.7%
   400    Xerox Corp.                      54,800
                                           ------

          Construction Materials-2.9%
  1,900   Masco Corp.                      59,612
                                           ------

          Cosmetics & Toiletries-2.9%
   800    Avon Products, Inc.              60,300
                                           ------

          Domestic Oil-2.8%
  1,700   Phillips Petroleum Co.           58,013
                                           ------

          Electric Utilities-3.1%
  3,600   SCE Corp                         63,900
                                           ------

          Electrical Equipment-5.8%
   900    General Electric Co.             64,800
  1,500   Philips Electronics NV           53,813
                                           ------
                                          118,613
                                           ------
          Financial Services-5.3%
  1,100   Beneficial Corp.                 51,288
  1,400   Fleet Financial Group, Inc.      57,050
                                           ------
                                          108,338
                                           ------

       See accompanying notes to financial statements.


Common Stock - continued
Shares    Description                   Value (a)
--------- ------------------------      ---------
          Food & Beverages-5.3%
  4,300   Flowers Industries, Inc.          $52,137
  1,000   General Mills, Inc.                57,750
                                             ------
                                            109,887
                                             ------
          Health Care - Drugs-8.8%
  1,600   Pharmacia & Upjohn, Inc.           62,000
  1,100   Smithkline Beecham PLC
          (ADR) (c)                          61,050
   600    Warner Lambert Co.                 58,275
                                             ------
                                            181,325
                                             ------
          Household Appliances -
          Furnishings-2.6%
  1,000   Whirlpool Corp.                    53,250
                                             ------
          Insurance-3.1%
  1,200   Lincoln National Corp.,
          Inc.                               64,500

          Multi-Industry-5.7%
  1,200   Tenneco, Inc."                     59,550
   600    United Technologies Corp.          56,925
                                             ------
                                            116,475
                                             ------
          Petroleum Services-5.9%
  3,000   McDermott International,
          Inc.                               66,000
  2,200   Ultramar Corp.                     56,650
                                             ------
                                            122,650
                                             ------
          Photography-2.6%
   800    Eastman Kodak Co.                  53,600
                                             ------

          Real Estate-5.8%
  2,000   Developers Diversified
          Realty                             60,000
  1,700   Health Care Property
          Investments, Inc.,                 59,712
                                             ------
                                            119,712
                                             ------
          Retail-2.8%
  1,500   Sears Roebuck & Co.                58,500
                                             ------

          Telephone-9.2%
  1,500   Bellsouth Corp.                    65,250
  1,900   Pacific Telesis Group              63,887
  1,900   Telefonos de Mexico SA
          (ADR) (c)                          60,563
                                             ------
                                            189,700
                                             ------

       See accompanying notes to financial statements.


Common Stocks - continued
Shares    Description                   Value (a)
--------- ------------------------      ---------
          Tobacco-2.6%
600       Philip Morris Cos., Inc.          $54,300
                                             ------

          Trucking & Freight-2.7%
2,400     Teekay Shipping Corp.              56,700
                                             ------

          Total Common Stocks
          (Identified Cost
          $1,999,812)                     2,057,725
                                          ---------

Short-Term Investments-0.0%

Face Amount
------------------------------------------------------------
   992      Seven Seas U.S. Government
            Money Market Fund                    992
                                              --------

            Total Short-Term
            Investments
            (Identified Cost $992)               992
                                              --------

            Total Investments - 99.7%
            (Identified Cost
            $2,000,804) (b)                   2,058,717
            Receivables and other
            assets                             23,087
            Liabilities                       (17,358)
                                              --------

            Total Net Assets - 100%          $2,064,446
                                              ========

            (a)  See Note 1A.

            (b)  Federal Tax
            Information:
            At December 31, 1995 the
            net unrealized appreciation
            on investments based on tax
            cost of $2,000,804 for
            federal income tax purposes
            was as follows:

            Aggregate gross unrealized
            appreciation for all
            investments in which there
            is an excess of value over
            tax cost.                          81,245

            Aggregate gross unrealized
            depreciation for all
            investments in which there
            is an excess of tax cost
            over value                        (23,332)
                                              ---------

            Net unrealized appreciation        $57,913
                                             ===========

            (c)  An American Depository
            Receipt (ADR) is a
            certificate issued by a
            U.S. bank representing the
            right to receive securities
            of the foreign issuer
            described.   The value of
            ADRs are significantly
            influenced by trading on
            exchanges not located in
            the United States or
            Canada.

       See accompanying notes to financial statements.


NEW ENGLAND EQUITY INCOME FUND
Statement of Assets & Liabilities
December 31, 1995



ASSETS
   Investments at value                                     2,058,717

      Receivable for dividends and interest                     8,466

    Unamortized organization expenses                          14,621
                                                           ----------
                                                            2,081,804
LIABILITIES
    Payable for:
         Organization expenses                     15,000

    Accrued expenses:
         Other expenses                             2,358
                                               ----------
                                                               17,358
                                                           ----------
NET ASSETS                                                 $2,064,446
                                                           ==========
    Net Assets consist of:
         Capital paid in                                    2,006,560
         Distibutions in excess of net
          investment income                                      (27)
         Unrealized appreciation on
          investments                                          57,913
                                                           ----------
NET ASSETS                                                 $2,064,446
                                                           ==========
Computation of net asset value and offering
price:
Net asset value and redemption price of
Class A shares
(2,064,446 divided by 160,510 shares of
beneficial interest)                                           $12.86
                                                           ==========
Offering price per share (100/94.25 of
$12.86)                                                       $13.64*
                                                           ==========
Identified cost of investments                             $2,000,804
                                                           ==========

*   Based upon single purchases of less than $50,000.
    Reduced sales charges apply for purchases in excess of these amounts.


       See accompanying notes to financial statements.


NEW ENGLAND EQUITY INCOME FUND
Statement of Operations
The Period November 15, 1995 (*) through December 31, 1995

INVESTMENT INCOME
    Dividends                                         $6,934
    Interest                                           2,336
                                                    --------
                                                       9,270
    Expenses
         Management fees                     1,277
         Service fees - A                      456
         Custodian                           3,000
         Transfer agent                        500
         Audit and tax services              5,000
         Legal                                 500
         Amortization of organization
          expenses                             379
                                          --------
    Total expenses                          11,112

Less expenses waived by the investment
adviser and distributor                    (8,375)     2,737
                                          --------  --------
Net investment income                                  6,533

UNREALIZED GAIN on INVESTMENTS
    Unrealized appreciation on:
         Investments - net                            57,913
    Net gain on investment transactions               57,913
                                                    --------
NET INCREASE  IN NET ASSETS FROM
OPERATIONS                                           $64,446
                                                    ========

(*) Commencement of Operations

       See accompanying notes to financial statements.


NEW ENGLAND EQUITY INCOME FUND
Statement of Changes in Net Assets

                                                   The Period
                                                   November 15,
                                                   1995(*)
                                                   through
                                                   December 31,
                                                   1995
FROM OPERATIONS
    Net investment income                                  $6,533

Unrealized appreciation  on investments                    57,913
                                                       ----------
    Increase in net assets from operations                 64,446
                                                       ----------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income                                     (6,560)
                                                       ----------
                                                          (6,560)
                                                       ----------
Proceeds from sale of shares                            1,900,000

Net asset value of shares issued in
connection with the reinvestment of:
         Dividends from net investment income               6,560
                                                       ----------
                                                        1,906,560
Cost of shares redeemed                                         0
                                                       ----------
Increase in net assets derived from                     1,906,560
capital share transactions
                                                       ----------
Total increase in net assets                            1,964,446

NET ASSETS
Beginning of the period                                   100,000
                                                       ----------
End of the period                                       2,064,446
                                                     ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT
INCOME
Beginning of the period                                        $0
                                                     ============
End of the period                                           ($27)
                                                     ============

NUMBER OF SHARES OF THE FUND:
Issued from the sale of shares                            152,000
Issued in connection with the reinvestment of:
    Dividends from net investment income                      510
                                                       ----------
                                                          152,510
Redeemed                                                        0
                                                       ----------
Net change                                                152,510
                                                     ============



(*) Commencement of Operations


       See accompanying notes to financial statements.


NEW ENGLAND EQUITY INCOME FUND
Financial Highlights
                                       Class A
                                       The Period
                                       November 15, 1995(a)
                                       through
                                       December 31, 1995


Net Asset Value, Beginning of Period             12.50
                                            ---------------
Income From Investment Operations -

        Net Investment Income                    0.04
        Net Realized and Unrealized Gain
         (Loss) on Investments                   0.36
                                            ---------------
Total From Investment Operations                 0.40
                                            ---------------

Less Distributions -

Dividends From Net Investment Income             (0.04)

                                            ---------------
Total Distributions                              (0.04)
                                            ---------------


Net Asset Value, End of Period                   12.86
                                            ============

Total Return (%)                                 3.20(c)


Ratio of Operating Expenses
to Average Net Assets (%)                        1.50(b)(d)


Ratio of Net Investment Income
to Average Net Assets (%)                        3.58(b)


Portfolio Turnover Rate (%)                      0(b)


Net Assets, End of Period (000)                  $2,064



(a)  Commencement of operations.
(b)  Computed on an annualized basis.
(c)  Not computed on an annualized basis.
(d) The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 5.97% (annualized) for the period ended Dec. 31, 1995.

       See accompanying notes to financial statements.





               NEW ENGLAND EQUITY INCOME FUND

                NOTES TO FINANCIAL STATEMENTS

December 31, 1995

1. The Fund is a Series of New England Funds Trust III, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

 The Fund commenced operations on November 15, 1995.
Previously, the Fund had no transactions other than those relating to organizational matters and the sale of 8,000 shares of the Fund for $100,000.

 The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

b. Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

c. Federal Income Taxes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

d. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex- dividend date.
The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.




          NOTES TO FINANCIAL STATEMENTS - continued

e. Repurchase Agreements. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's sub-adviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

f. Organization Expense. Costs incurred in fiscal 1995 in connection with the Fund's organization and registration, amounting to approximately $15,000 in the aggregate, will be paid by the Fund and are being amortized by the Fund over 60 months.

 In the event that at any time during the five-year period beginning with the date of the commencement of operations, the initial shares acquired by the Advisor prior to such date are redeemed by any holder thereof, the redemption proceeds payable in respect of such shares will be reduced by the prorata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the then unamortized deferred organizational expenses as of the date of such redemption.

2. Purchases and Sales of Securities (excluding short-term investments) for the Fund for the period November 15 through December 31, 1995, were $1,999,812 and $0 respectively.

3a. Management Fees and Other Transactions With Affiliates. The Fund pays management fees to its adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.70% of the first $200 million of the Fund's average daily net assets, 0.65% of the next $300 million of such assets and 0.60% of such assets in excess of $500 million. NEFM pays Loomis Sayles for providing sub-advisory services to the Fund at the annual rate of 0.40% of the first $200 million of the average daily net assets of the Fund, 0.325% of the next $300 million of such assets and 0.275% of such assets in excess of $500 million. Certain officers and directors of NEFM and Loomis Sayles are also officers or trustees of the Fund. NEFM and Loomis Sayles are wholly owned subsidiaries of New England Investment Companies, L.P., which is a majority owned subsidiary of New England Mutual Life Insurance Company.

Fees retained by the NEFM and paid to Loomis Sayles under the management agreement in effect during the period
November 15 through December 31, 1995, are as follows:

Fees Earned (a)

     $547            New England Funds Management, L.P.
      730            Loomis, Sayles & Company, L.P.

(a) Before reduction pursuant to voluntary expense limitation. See Note 4.









          NOTES TO FINANCIAL STATEMENTS - continued

b. Service Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund (the "Plan"). Under the Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets of the Fund, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in the Fund and/or the maintenance of shareholder accounts. For the period November 15 through December 31, 1995, New England Funds waived its entire fee of $456 under the Plan. If the expenses of New England Funds that are otherwise reimbursable under the Plan incurred in any year exceed the amounts payable by the Fund under the Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Plan remains in effect.

4. Expense Limitations. Effective November 15, 1995, Loomis Sayles and New England Funds have voluntarily agreed to reduce their fees and, if necessary, to assume expenses of the Fund in order to limit the Fund's expenses to an annual rate of 1.50% of the Fund's average daily net assets. As a result of the Fund's expenses exceeding the voluntary expense limitation during the period November 15 through December 31, 1995, NEFM & Loomis Sayles waived their entire management fee of $1,277 and New England Funds waived its entire service fee of $456 and assumed additional expenses of $6,642.

5. Beneficial Interest. At December 31, 1995 all outstanding shares of the Fund were held by the Loomis
Sayles Funded Pension Plan.


              REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of New England
Equity Fund:

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Equity Income Fund ("the Fund") at December 31, 1995 and the results of its operations, the changes in its net assets and the financial highlights for the period November 15, 1995 (commencement of operations) through December 31, 1995, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Boston, Massachusetts
February 16, 1996